Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2015 Quarters				2014 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,320	$14,690	$13,788	$14,300	$13,439	$14,868	$14,613	$14,980
Gross margin	3,814	4,218	3,988	3,647	3,857	4,448	4,448	4,249
Net income attributable to common shareowners	1,426	1,542	1,362	3,278	1,213	1,680	1,854	1,473
Earnings per share of Common Stock:
Basic—net income	$1.60	$1.76	$1.55	$3.86	$1.35	$1.87	$2.07	$1.64
Diluted—net income	$1.58	$1.73	$1.54	$3.86	$1.32	$1.84	$2.04	$1.62

COMPARATIVE STOCK DATA (UNAUDITED)

	2015			2014
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$124.11	$111.52	$0.64	$118.31	$107.91	$0.59
Second quarter	$119.14	$110.93	$0.64	$120.09	$113.10	$0.59
Third quarter	$111.58	$86.82	$0.64	$115.93	$103.79	$0.59
Fourth quarter	$100.80	$88.36	$0.64	$117.24	$99.17	$0.59

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 20,097 registered shareholders at January 31, 2016.